Share capital (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ordinary share capital
Shares issued	3,462,087,722	3,462,087,722	3,524,635,722	3,702,422,995
Par value of shares	$ 0.10
Share capital	$ 346,208,772.20
Shares canceled		(62,548,000)	(177,787,273)
Cancellation of treasury shares related to the 2021 share repurchase program		$ 0	$ 0
Cancellation of second trading line treasury shares		(62,548,000)	(177,787,273)
Conditional share capital
Additional shares that could have been issued to fund UBS's employee share option programs	121,705,830
Value of available shares to fund UBS employee share option programs	$ 12,170,583
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments	$ 38,000,000
Conversion share capital
Additional capital available for mandatory conversion of claims arising upon occurrence of one or more trigger events	700,000,000
Value of additional capital available for mandatory conversion of claims arising upon occurrence of one or more trigger events	$ 70,000,000
Share capital
Ordinary share capital
Cancellation of treasury shares related to the 2021 share repurchase program		$ (7,000,000)	$ (18,000,000)
Treasury shares
Ordinary share capital
Cancellation of treasury shares related to the 2021 share repurchase program		$ 1,115,000,000	$ 3,022,000,000